Changes in Level Three Plan Assets Measured at Fair Value (Detail) In Thousands, unless otherwise specified						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000
Actual return on plan assets relating to assets held at year end						244	20,000
Purchases						6,097	500,000
Balance at end of year	$ 434,805	¥ 35,654,000	$ 422,256	¥ 34,625,000	¥ 33,929,000	$ 6,341	¥ 520,000